Procurement Contract and Research Agreements - Q1	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Research and Development [Abstract]
Procurement Contract and Research Agreements
4.	Procurement Contract and Research Agreements

Procurement Contract

On May 13, 2011, the Company signed a contract with BARDA pursuant to which SIGA agreed to deliver two million courses of TPOXX™ to the U.S. Strategic National Stockpile (“Strategic Stockpile”). The contract with BARDA (as modified, the “BARDA Contract”) is worth approximately $470 million, including $409.8 million for manufacture and delivery of 1.7 million courses of TPOXX™ and $60 million of potential reimbursements related to development and supportive activities (the “Base Contract”). In addition to the Base Contract, the BARDAContract also separately contains $122.7 million of options that, if exercised by BARDA: would result in a $50 million payment to the Company in the event of FDA approval for extension to 84-month expiry for TPOXX™ (from 38 month expiry as required in the Base Contract); would fund up to $58.3 million of development and supportive activities such as work on a smallpox prophylaxis indication for TPOXX™; and/or would fund $14.4 million of production-related activities related to warm-base manufacturing. In 2015, BARDA exercised two options related to extending the indication of the drug to the geriatric and pediatric populations. The stated value of these exercises was minimal. BARDA may not exercise additional options in the future. Options are exercisable by BARDA at its sole discretion. BARDA has indicated that it will evaluate, after the FDA’s review and evaluation of stability data, the Company’s request that BARDA exercise the option for the $50 million payment to the Company in the event of FDA approval of 84-month expiry for TPOXX™.

The BARDA Contract expires in September 2020.

Under the Base Contract, BARDA has agreed to buy from the Company 1.7 million courses of TPOXX™. Additionally, the Company expects to contribute to BARDA 300,000 courses at no additional cost to BARDA.

As of March 31, 2016, the Company has received $249.2 million under the Base Contract related to the manufacture and physical delivery of courses of TPOXX™. Included in this amount are: a $41 million advance payment in 2011 for the completion of certain planning and preparatory activities related to the Base Contract; a $12.3 million milestone payment in 2012 for the completion of the product labeling strategy for TPOXX™; an $8.2 million milestone payment in 2013 for the completion of the commercial validation campaign for TPOXX™; and $187.7 million of payments for physical deliveries of 1.4 million courses of TPOXX™ to the Strategic Stockpile beginning in 2013 (an additional 259,200 courses were delivered at no cost to BARDA). Product deliveries of 1.3 million of those courses in 2013 and 2014 (including courses delivered at no cost to BARDA) were at a provisional dosage of 600 mg administered once daily. Product deliveries of 383,754 courses in 2015 were at a provisional dosage of 600 mg administered twice per day (1,200 mg per day).

Starting in 2015, product deliveries of TPOXX™ have been at a provisional dosage of 600 mg administered twice per day (1,200 mg per day). This is a change from the provisional dosage that was in effect when product deliveries were made in 2013 and 2014 (600 mg per day). The change in the provisional dosage is based on FDA guidance received by the Company in 2014, subsequent to the delivery of 1.3 million courses of TPOXX™. Based on the current provisional dosage of 600 mg administered twice per day (1,200 mg per day), the Company currently expects to supplement previously delivered courses of TPOXX™, at no additional cost to BARDA, with additional dosages so that all of the courses previously delivered to BARDA will be at the new provisional dosage. The Company and BARDA agreed to an amendment (the “BARDA Amendment”) of the BARDA Contract to reflect the foregoing, which modification was approved by the Bankruptcy Court in April 2015.

The Company expects to incur significant incremental costs with the production of additional dosage.

The BARDAContract is a multiple deliverable arrangement comprising delivery of courses and covered research and development activities. The BARDA Contract provides certain product replacement rights with respect to delivered courses. For this reason, recognition of revenue that might otherwise occur upon delivery of courses is expected to be deferred until the Company’s obligations related to potential replacement of delivered courses are satisfied. The Company assessed the selling price for each of the aforementioned deliverables - research and development activities and drug product. The selling price of certain reimbursed research and development services was determined by reference to existing and past research and development grants and contracts between the Company and various government agencies. The selling price of drug product was determined by reference to other Companies’ sales of drug products such as antiviral therapeutics, orphan drugs and drugs with potential life-saving impact similar to TPOXX™, including products delivered to the Strategic Stockpile.

The Company has recognized revenue for reimbursement of certain BARDA Contract research and development services. Cash inflows related to delivery of courses will continue to be recorded as deferred revenue. In addition, direct costs incurred by the Company to fulfill the delivery of courses including the supplementing of courses previously delivered under the BARDAContract are being deferred and will be recognized as expenses over the same period that the related deferred revenue is recognized as revenue.

As of March 31, 2016 and December 31, 2015, deferred direct costs under the BARDA Contract of approximately $52.8 million and $52.5 million, respectively, are included in deferred costs on the consolidated balance sheets. As of March 31, 2016, the Company recorded $255.5 million of deferred revenue. Deferred revenue has been recorded for the delivery of courses of TPOXX™ to the Strategic Stockpile and certain research and development services provided as part of the BARDA Contract. For the three months ended March 31, 2016, revenue from reimbursed research and development was $0.9 million.

Research Agreements

The Company obtains funding from the contracts and grants it obtains from various agencies of the U.S. Government to support its research and development activities. Currently, the Company has one contract and one grant with varying expiration dates through February 2018 that provide for potential future aggregate research and development funding for specific projects of approximately $6.8 million. We may not utilize all available funds under the grant covering the pre-clinical drug candidate.

The funded amount includes, among other things, options that may or may not be exercised at the U.S. government’s discretion. Moreover, the contract and contract grant contain customary terms and conditions including the U.S. Government’s right to terminate or restructure a grant for convenience at any time.

3.	Procurement Contract and Research Agreements

Procurement Contract

On May 13, 2011, the Company signed a contract with BARDA (the “BARDA Contract”) pursuant to which SIGA agreed to deliver two million courses of Tecovirimat to the U.S. Strategic National Stockpile (“Strategic Stockpile”). The BARDA Contract is worth approximately $466 million, including $409.8 million for manufacture and delivery of 1.7 million courses of Tecovirimat and $56 million of potential reimbursements related to development and supportive activities (the “Base Contract”). In addition to the Base Contract, the BARDA Contract also separately contains $122.7 million of options that, if exercised by BARDA: would result in a $50 million payment to the Company in the event of FDA approval for extension to 84-month expiry for Tecovirimat (from 38 month expiry as required in the Base Contract); would fund up to $58.3 million of development and supportive activities such as work on a smallpox prophylaxis indication for Tecovirimat; and/or would fund $14.4 million of production-related activities related to warm-base manufacturing. In 2015, BARDA exercised two options related to extending the indication of the drug to the geriatric and pediatric populations. The stated value of these exercises was minimal. BARDA may not exercise additional options in the future. Options are exercisable by BARDA at its sole discretion. BARDA has indicated that it will evaluate, after the FDA’s review and evaluation of stability data, the Company’s request that BARDA exercise the option for the $50 million payment to the Company in the event of FDA approval of 84-month expiry for Tecovirimat.

The BARDA Contract expires in September 2020.

Under the Base Contract with BARDA, BARDA has agreed to buy from SIGA 1.7 million courses of Tecovirimat. Additionally, SIGA expects to contribute to BARDA 300,000 courses at no additional cost to BARDA.

As of December 31, 2015, the Company has received $249.2 million under the Base Contract related to the manufacture and physical delivery of courses of Tecovirimat. Included in this amount are: a $41 million advance payment in 2011 for the completion of certain planning and preparatory activities related to the Base Contract; a $12.3 million milestone payment in 2012 for the completion of the product labeling strategy for Tecovirimat; an $8.2 million milestone payment in 2013 for the completion of the commercial validation campaign for Tecovirimat; and $187.7 million of payments following physical deliveries of 1.4 million courses of Tecovirimat to the Strategic Stockpile beginning in 2013 (an additional 259,200 courses were delivered at no cost to BARDA). Product deliveries of 1.3 million of those courses in 2013 and 2014 (including courses delivered at no cost to BARDA) were at a provisional dosage of 600 mg administered once daily. Product deliveries of 383,754 courses in 2015 were at a provisional dosage of 600 mg administered twice per day (1,200 mg per day).

Payments following physical delivery of courses were $50.8 million and $40.7 million in 2015 and 2014, respectively. Reimbursement payments related to research and development services and supportive activities were $3.9 million and $3.1 million in 2015 and 2014, respectively. Since inception of the BARDA Contract, reimbursements (including amounts invoiced) are cumulatively $15.3 million.

Product deliveries of Tecovirimat in 2015, and in the future, are expected to be at a provisional dosage of 600 mg administered twice per day (1,200 mg per day). This is a change from the provisional dosage that was in effect when product deliveries were made in 2013 and 2014 (600 mg per day). The change in the provisional dosage is based on FDA guidance received by the Company in 2014, subsequent to the delivery of 1.3 million courses of Tecovirimat. Based on the current provisional dosage of 600 mg administered twice per day (1,200 mg per day), the Company currently expects to supplement previously delivered courses of Tecovirimat, at no additional cost to BARDA, with additional dosages so that all of the courses previously delivered to BARDA will be at the new provisional dosage. The Company and BARDA have agreed to an amendment (the “BARDA Amendment”) of the BARDA Contract to reflect the foregoing, which modification was approved by the Bankruptcy Court in April 2015.

The Company expects to incur significant incremental costs with the production of additional dosage.

The BARDA Contract is a multiple deliverable arrangement comprising delivery of courses and covered research and development activities. The BARDA Contract provides certain product replacement rights with respect to delivered courses. For this reason, recognition of revenue that might otherwise occur upon delivery of courses is expected to be deferred until the Company’s obligations related to potential replacement of delivered courses are satisfied. The Company assessed the selling price for each of the aforementioned deliverables - research and development activities and drug product. The selling price of certain reimbursed research and development services was determined by reference to existing and past research and development grants and contracts between the Company and various government agencies. The selling price of drug product was determined by reference to other Companies’ sales of drug products such as antiviral therapeutics, orphan drugs and drugs with potential life-saving impact similar to Tecovirimat, including products delivered to the Strategic Stockpile.

The Company has recognized revenue for reimbursement of certain BARDA Contract research and development services. Cash inflows related to delivery of courses will continue to be recorded as deferred revenue. In addition, direct costs incurred by the Company to fulfill the delivery of courses including the supplementing of courses previously delivered under the BARDA Contract are being deferred and will be recognized as expenses over the same period that the related deferred revenue is recognized as revenue.

As of December 31, 2015 and 2014, deferred direct costs under the BARDA Contract of approximately $52.5 million and $32.9 million, respectively, are included in deferred costs on the consolidated balance sheets. As of December 31, 2015, the Company recorded $255.3 million of deferred revenue. Deferred revenue has been recorded for the delivery, and invoicing, of approximately 1.4 million courses of Tecovirimat to the Strategic Stockpile and certain research and development services provided as part of the BARDA Contract. For the year ended December 31, 2015, revenue from reimbursed research and development was $6.2 million.

Research Agreements

The Company obtains funding from the contracts and grants it obtains from various agencies of the U.S. Government to support its research and development activities. Currently, the Company has one contract and one grant with varying expiration dates through February 2018 that provide for potential future aggregate research and development funding for specific projects of approximately $7.2 million. We may not utilize all available funds under the grant covering the pre-clinical drug candidate.

The funded amount includes, among other things, options that may or may not be exercised at the U.S. government’s discretion. Moreover, the contract and contract grant contain customary terms and conditions including the U.S. Government’s right to terminate or restructure a grant for convenience at any time.